STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2019

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2019

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2019

Common Stock	Shares	Value
Aaron's, Inc.	745,574	$47,910,585
Acadia Healthcare Co., Inc.*	977,126	30,369,076
ACI Worldwide, Inc.*	1,288,272	40,355,120
Acuity Brands, Inc.	440,399	59,361,381
Adient PLC	961,044	22,065,570
Adtalem Global Education, Inc.*	606,232	23,091,377
AECOM*	1,740,968	65,390,758
AGCO Corp.	698,464	52,873,725
Alexander & Baldwin, Inc.	749,548	18,371,422
Alleghany Corp.*	159,276	127,064,022
Allegheny Technologies, Inc.*	1,391,642	28,180,751
ALLETE, Inc.	570,171	49,838,647
Allscripts Healthcare Solutions, Inc.*	1,839,491	20,197,611
AMC Networks, Inc., Class A*	487,421	23,961,616
Amedisys, Inc.*	355,143	46,527,284
American Campus Communities, Inc.	1,516,623	72,919,234
American Eagle Outfitters, Inc.	1,753,087	28,435,071
American Financial Group, Inc.	823,998	88,868,184
Antero Midstream Corp.	2,853,197	21,113,658
Apergy Corp.*	854,992	23,127,534
AptarGroup, Inc.	706,875	83,729,344
Aqua America, Inc.	2,381,715	106,772,283
Arrow Electronics, Inc.*	917,687	68,441,096
ASGN, Inc.*	583,902	36,704,080
Ashland Global Holdings, Inc.	668,033	51,471,943
Associated Banc-Corp.	1,789,976	36,247,014
AutoNation, Inc.*	648,915	32,899,991
Avanos Medical, Inc.*	526,616	19,727,035
Avis Budget Group, Inc.*	645,770	18,249,460
Avnet, Inc.	1,143,742	50,879,363
Axon Enterprise, Inc.*	654,048	37,136,845
BancorpSouth Bank	1,033,463	30,600,839
Bank of Hawaii Corp.	448,424	38,533,074
Bank OZK	1,334,311	36,386,661
Bed Bath & Beyond, Inc.	1,410,351	15,006,135
Belden, Inc.	426,436	22,746,096
Bio-Rad Laboratories, Inc., Class A*	237,237	78,938,239
Bio-Techne Corp.	420,145	82,209,772
Black Hills Corp.	674,004	51,716,327
Blackbaud, Inc.	542,764	49,033,300

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Boston Beer Co., Inc., Class A*	101,383	$36,911,523
Boyd Gaming Corp.	883,260	21,154,077
Brighthouse Financial, Inc.*	1,229,727	49,767,052
Brinker International, Inc.	413,920	17,661,966
Brink's Co.	551,882	45,778,612
Brixmor Property Group, Inc.	3,287,581	66,705,019
Brown & Brown, Inc.	2,576,875	92,922,113
Brunswick Corp.	946,209	49,316,413
Cable One, Inc.	55,421	69,536,729
Cabot Corp.	637,800	28,905,096
CACI International, Inc., Class A*	274,644	63,514,171
Caesars Entertainment Corp.*	6,134,497	71,528,235
Camden Property Trust	1,068,762	118,643,270
Cantel Medical Corp.	405,674	30,344,415
Carlisle Cos., Inc.	624,809	90,934,702
Carpenter Technology Corp.	526,108	27,178,739
Carter's, Inc.	493,823	45,041,596
Casey's General Stores, Inc.	405,840	65,405,174
Catalent, Inc.*	1,611,792	76,818,007
Cathay General Bancorp	836,967	29,072,049
CDK Global, Inc.	1,337,777	64,333,696
Charles River Laboratories International, Inc.*	538,725	71,311,028
Cheesecake Factory, Inc.	453,225	18,890,418
Chemed Corp.	175,745	73,385,840
Chemours Co.	1,804,491	26,959,096
Chesapeake Energy Corp.*	12,448,238	17,552,016
Churchill Downs, Inc.	393,301	48,554,975
Ciena Corp.*	1,712,115	67,166,271
Cinemark Holdings, Inc.	1,176,724	45,468,615
Cirrus Logic, Inc.*	641,752	34,385,072
Clean Harbors, Inc.*	567,268	43,793,090
CNO Financial Group, Inc.	1,721,828	27,256,537
CNX Resources Corp.*	2,070,293	15,030,327
Cognex Corp.	1,883,731	92,547,704
Coherent, Inc.*	264,710	40,691,221
Colfax Corp.*	922,146	26,797,563
Commerce Bancshares, Inc.	1,090,231	66,122,510
Commercial Metals Co.	1,301,628	22,622,295
CommVault Systems, Inc.*	458,799	20,512,903
Compass Minerals International, Inc.	374,007	21,127,655

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Core Laboratories NV	489,672	$22,828,509
CoreCivic, Inc.	1,314,564	22,715,666
CoreLogic, Inc.*	884,507	40,926,139
CoreSite Realty Corp.	407,197	49,616,954
Corporate Office Properties Trust	1,235,688	36,798,789
Cousins Properties, Inc.	1,619,949	60,893,883
Covetrus, Inc.*	1,075,341	12,785,805
Cracker Barrel Old Country Store, Inc.	265,394	43,166,334
Crane Co.	562,445	45,349,940
Cree, Inc.*	1,180,785	57,858,465
Cullen/Frost Bankers, Inc.	629,345	55,728,500
Curtiss-Wright Corp.	471,648	61,017,102
Cypress Semiconductor Corp.	4,076,445	95,144,226
CyrusOne, Inc.	1,249,397	98,827,303
Dana, Inc.	1,588,568	22,938,922
Deckers Outdoor Corp.*	318,784	46,976,010
Delphi Technologies PLC	961,518	12,884,341
Deluxe Corp.	473,866	23,295,253
Dick's Sporting Goods, Inc.	727,262	29,679,562
Dillard's, Inc., Class A	112,730	7,452,580
Domino's Pizza, Inc.	455,124	111,318,779
Domtar Corp.	690,782	24,736,903
Donaldson Co., Inc.	1,407,624	73,309,058
Douglas Emmett, Inc.	1,818,321	77,878,688
Dunkin' Brands Group, Inc.	913,018	72,457,109
Dycom Industries, Inc.*	347,615	17,745,746
Eagle Materials, Inc.	463,844	41,750,598
East West Bancorp, Inc.	1,606,527	71,153,081
EastGroup Properties, Inc.	414,571	51,829,666
Eaton Vance Corp.	1,247,741	56,061,003
Edgewell Personal Care Co.*	597,821	19,423,204
Eldorado Resorts, Inc.*	721,048	28,748,184
EMCOR Group, Inc.	619,610	53,360,813
Encompass Health Corp.	1,088,829	68,901,099
Energizer Holdings, Inc.	707,295	30,823,916
EnerSys	468,910	30,919,925
EPR Properties	856,063	65,797,002
EQT Corp.	2,820,161	30,006,513
Equitrans Midstream Corp.	2,251,987	32,766,411
Etsy, Inc.*	1,329,620	75,123,530

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Evercore, Inc., Class A	440,101	$35,252,090
Exelixis, Inc.*	3,343,432	59,128,595
FactSet Research Systems, Inc.	422,264	102,597,484
Fair Isaac Corp.*	318,961	96,811,043
Federated Investors, Inc., Class B	1,061,058	34,388,890
First American Financial Corp.	1,237,332	73,014,961
First Financial Bankshares, Inc.	1,499,040	49,963,003
First Horizon National Corp.	3,449,087	55,875,209
First Industrial Realty Trust, Inc.	1,396,145	55,231,496
First Solar, Inc.*	837,597	48,589,002
FirstCash, Inc.	474,219	43,471,656
Five Below, Inc.*	614,444	77,481,388
Flowers Foods, Inc.	2,124,544	49,140,703
Fluor Corp.	1,544,494	29,546,170
FNB Corp.	3,585,901	41,345,439
Foot Locker, Inc.	1,210,864	52,260,890
Fulton Financial Corp.	1,835,264	29,694,572
GATX Corp.	394,051	30,550,774
Genesee & Wyoming, Inc., Class A*	624,853	69,052,505
Gentex Corp.	2,812,180	77,433,376
Genworth Financial, Inc., Class A*	5,555,507	24,444,231
GEO Group, Inc.	1,338,362	23,207,197
Globus Medical, Inc., Class A*	846,018	43,248,440
Goodyear Tire & Rubber Co.	2,566,533	36,970,908
Graco, Inc.	1,841,169	84,767,421
Graham Holdings Co., Class B	48,026	31,862,850
Granite Construction, Inc.	517,013	16,611,628
Green Dot Corp., Class A*	526,219	13,287,030
Greif, Inc., Class A	289,832	10,981,735
GrubHub, Inc.*	1,008,341	56,678,848
Haemonetics Corp.*	560,392	70,687,847
Hain Celestial Group, Inc.*	885,777	19,022,061
Hancock Whitney Corp.	1,001,255	38,343,060
Hanover Insurance Group, Inc.	436,591	59,175,544
Hawaiian Electric Industries, Inc.	1,202,828	54,860,985
Healthcare Realty Trust, Inc.	1,426,587	47,790,665
Healthcare Services Group, Inc.	818,059	19,870,653
HealthEquity, Inc.*	779,504	44,544,756
Helen of Troy Ltd.*	277,127	43,691,843
Herman Miller, Inc.	651,829	30,042,799

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Highwoods Properties, Inc.	1,144,890	$51,451,357
Hill-Rom Holdings, Inc.	737,494	77,606,494
HNI Corp.	473,248	16,800,304
Home BancShares, Inc.	1,719,091	32,310,315
Hubbell, Inc.	600,559	78,913,453
ICU Medical, Inc.*	212,137	33,857,065
IDACORP, Inc.	556,275	62,675,504
II-VI, Inc.*	956,331	33,672,415
Ingevity Corp.*	462,022	39,197,946
Ingredion, Inc.	736,545	60,205,188
Insperity, Inc.	427,331	42,143,383
Integra LifeSciences Holdings Corp.*	783,610	47,071,453
Interactive Brokers Group, Inc., Class A	847,133	45,558,813
InterDigital, Inc.	343,575	18,027,380
International Bancshares Corp.	637,756	24,630,137
International Speedway Corp., Class A	263,319	11,851,988
ITT, Inc.	971,331	59,435,744
j2 Global, Inc.	512,940	46,585,211
Jabil, Inc.	1,536,072	54,945,295
Jack in the Box, Inc.	285,042	25,973,027
Janus Henderson Group PLC	1,755,758	39,434,325
JBG SMITH Properties	1,302,820	51,083,572
Jefferies Financial Group, Inc.	2,781,572	51,180,925
JetBlue Airways Corp.*	3,270,152	54,775,046
John Wiley & Sons, Inc., Class A	486,052	21,357,125
Jones Lang LaSalle, Inc.	568,692	79,082,310
KAR Auction Services, Inc.	1,473,278	36,168,975
KB Home	943,924	32,093,416
KBR, Inc.	1,562,463	38,342,842
Kemper Corp.	691,212	53,879,975
Kennametal, Inc.	910,204	27,979,671
Kilroy Realty Corp.	1,025,350	79,864,512
Kirby Corp.*	661,190	54,323,370
Knight-Swift Transportation Holdings, Inc.	1,355,106	49,190,348
Lamar Advertising Co., Class A	948,770	77,732,726
Lancaster Colony Corp.	218,483	30,292,668
Landstar System, Inc.	437,430	49,245,869
Legg Mason, Inc.	900,060	34,373,291
LendingTree, Inc.*	84,594	26,260,515
Lennox International, Inc.	388,985	94,511,685

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Liberty Property Trust	1,741,475	$89,389,912
Life Storage, Inc.	514,916	54,277,296
Ligand Pharmaceuticals, Inc.*	209,841	20,887,573
Lincoln Electric Holdings, Inc.	681,908	59,162,338
Littelfuse, Inc.	271,399	48,121,757
LivaNova PLC*	534,144	39,414,486
Live Nation Entertainment, Inc.*	1,535,001	101,831,966
LiveRamp Holdings, Inc.*	746,600	32,073,936
LogMeIn, Inc.	545,667	38,720,530
Louisiana-Pacific Corp.	1,364,422	33,537,493
Lumentum Holdings, Inc.*	848,811	45,462,317
Mack-Cali Realty Corp.	999,522	21,649,647
Manhattan Associates, Inc.*	710,010	57,276,507
ManpowerGroup, Inc.	660,505	55,640,941
Marriott Vacations Worldwide Corp.	427,595	44,303,118
Masimo Corp.*	541,517	80,572,314
MasTec, Inc.*	665,428	43,206,240
Matador Resources Co.*	1,210,279	20,005,912
Mattel, Inc.*	3,813,965	43,441,061
MAXIMUS, Inc.	704,337	54,417,077
MDU Resources Group, Inc.	2,197,184	61,938,617
Medical Properties Trust, Inc.	4,926,117	96,354,849
Medidata Solutions, Inc.*	687,228	62,881,362
MEDNAX, Inc.*	929,531	21,025,991
Mercury General Corp.	299,391	16,729,969
Meredith Corp.	442,287	16,214,241
Minerals Technologies, Inc.	387,020	20,546,892
MKS Instruments, Inc.	601,397	55,496,915
Molina Healthcare, Inc.*	692,195	75,947,635
Monolithic Power Systems, Inc.	443,909	69,085,558
MSA Safety, Inc.	393,179	42,899,761
MSC Industrial Direct Co., Inc., Class A	496,792	36,032,324
Murphy Oil Corp.	1,701,353	37,616,915
Murphy USA, Inc.*	331,710	28,294,863
National Fuel Gas Co.	952,732	44,702,185
National Instruments Corp.	1,310,160	55,013,618
National Retail Properties, Inc.	1,894,504	106,850,026
Navient Corp.	2,238,863	28,657,446
NCR Corp.*	1,406,057	44,375,159
NetScout Systems, Inc.*	736,865	16,992,107

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
New Jersey Resources Corp.	993,186	$44,911,871
New York Community Bancorp, Inc.	5,158,674	64,741,359
New York Times Co., Class A	1,586,471	45,182,694
NewMarket Corp.	81,504	38,477,223
Nordson Corp.	564,763	82,602,236
NorthWestern Corp.	556,782	41,786,489
NOW, Inc.*	1,200,885	13,774,151
Nu Skin Enterprises, Inc., Class A	613,120	26,075,994
NuVasive, Inc.*	574,476	36,410,289
nVent Electric PLC	1,717,324	37,849,821
Oasis Petroleum, Inc.*	3,197,489	11,063,312
Oceaneering International, Inc.*	1,091,975	14,796,261
OGE Energy Corp.	2,209,513	100,267,700
Old Dominion Freight Line, Inc.	706,478	120,080,066
Old Republic International Corp.	3,145,888	74,148,580
Olin Corp.	1,813,497	33,948,664
Ollie's Bargain Outlet Holdings, Inc.*	603,627	35,396,687
Omega Healthcare Investors, Inc.	2,390,291	99,890,261
ONE Gas, Inc.	582,081	55,943,805
Oshkosh Corp.	754,934	57,223,997
Owens Corning	1,200,830	75,892,456
Owens-Illinois, Inc.	1,715,912	17,622,416
PacWest Bancorp	1,304,741	47,414,288
Papa John's International, Inc.	242,082	12,672,993
Park Hotels & Resorts, Inc.	2,646,204	66,075,714
Patterson Cos., Inc.	949,222	16,915,136
Patterson-UTI Energy, Inc.	2,236,346	19,120,758
PBF Energy, Inc., Class A	1,124,868	30,585,161
Pebblebrook Hotel Trust	1,441,908	40,113,881
Penn National Gaming, Inc.*	1,202,221	22,391,366
Penumbra, Inc.*	353,322	47,518,276
Perspecta, Inc.	1,522,694	39,772,767
Pilgrim's Pride Corp.*	577,887	18,518,389
Pinnacle Financial Partners, Inc.	798,401	45,309,257
Plantronics, Inc.	358,200	13,368,024
PNM Resources, Inc.	879,209	45,789,205
Polaris, Inc.	634,191	55,815,150
PolyOne Corp.	848,491	27,703,231
Pool Corp.	440,653	88,879,710
Post Holdings, Inc.*	758,113	80,238,680

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
PotlatchDeltic Corp.	741,600	$30,468,636
PRA Health Sciences, Inc.*	693,122	68,778,496
Prestige Consumer Healthcare, Inc.*	554,553	19,237,444
Primerica, Inc.	462,276	58,815,375
Prosperity Bancshares, Inc.	762,197	53,833,974
PS Business Parks, Inc.	221,033	40,216,954
PTC, Inc.*	1,144,195	78,011,215
Rayonier, Inc.	1,430,837	40,349,603
Regal Beloit Corp.	462,872	33,720,225
Reinsurance Group of America, Inc.	692,747	110,756,390
Reliance Steel & Aluminum Co.	735,728	73,322,652
RenaissanceRe Holdings Ltd.	487,454	94,297,976
Repligen Corp.*	511,914	39,258,685
Resideo Technologies, Inc.*	1,355,217	19,447,364
Royal Gold, Inc.	723,642	89,159,931
RPM International, Inc.	1,431,290	98,487,065
Ryder System, Inc.	588,704	30,477,206
Sabra Health Care REIT, Inc.	2,091,839	48,028,623
Sabre Corp.	3,020,796	67,650,726
Sally Beauty Holdings, Inc.*	1,330,536	19,811,681
Sanderson Farms, Inc.	217,622	32,932,737
Science Applications International Corp.	541,363	47,288,058
Scientific Games Corp.*	596,298	12,134,664
Scotts Miracle-Gro Co.	434,925	44,284,064
SEI Investments Co.	1,400,262	82,972,525
Selective Insurance Group, Inc.	655,317	49,273,285
Semtech Corp.*	734,348	35,696,656
Senior Housing Properties Trust	2,624,117	24,286,203
Sensient Technologies Corp.	467,111	32,067,170
Service Corp. International	2,012,874	96,235,506
Service Properties Trust	1,815,164	46,813,080
Signature Bank	604,135	72,024,975
Silgan Holdings, Inc.	858,999	25,800,035
Silicon Laboratories, Inc.*	478,425	53,272,624
Six Flags Entertainment Corp.	865,931	43,980,636
Skechers U.S.A., Inc., Class A*	1,476,324	55,140,701
SLM Corp.	4,708,693	41,554,216
Sonoco Products Co.	1,104,635	64,300,803
Sotheby's*	360,165	20,522,202
Southwest Gas Holdings, Inc.	599,620	54,589,405

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Southwestern Energy Co.*	5,974,978	$11,531,708
Spectrum Brands Holdings, Inc.	69,548	3,666,584
Spire, Inc.	560,822	48,926,111
Spirit Realty Capital, Inc.	994,599	47,601,508
Sprouts Farmers Market, Inc.*	1,303,714	25,213,829
Steel Dynamics, Inc.	2,424,056	72,236,869
Stericycle, Inc.*	1,005,780	51,224,375
STERIS PLC	934,763	135,063,906
Sterling Bancorp	2,264,946	45,434,817
Stifel Financial Corp.	768,058	44,071,168
Synaptics, Inc.*	363,267	14,512,517
Syneos Health, Inc.*	685,351	36,467,527
SYNNEX Corp.	451,007	50,918,690
Synovus Financial Corp.	1,703,362	60,912,225
Tanger Factory Outlet Centers, Inc.	1,032,525	15,983,487
Taubman Centers, Inc.	675,616	27,585,401
TCF Financial Corp.	1,694,123	64,495,263
Tech Data Corp.*	392,970	40,963,193
TEGNA, Inc.	2,391,395	37,138,364
Teledyne Technologies, Inc.*	401,546	129,293,797
Telephone & Data Systems, Inc.	1,076,952	27,785,362
Tempur Sealy International, Inc.*	508,205	39,233,426
Tenet Healthcare Corp.*	1,141,844	25,257,589
Teradata Corp.*	1,259,419	39,041,989
Teradyne, Inc.	1,875,839	108,629,837
Terex Corp.	723,024	18,776,933
Tetra Tech, Inc.	603,208	52,334,326
Texas Capital Bancshares, Inc.*	555,226	30,343,101
Texas Roadhouse, Inc.	721,876	37,912,928
Thor Industries, Inc.	607,777	34,424,489
Timken Co.	755,409	32,867,846
Toll Brothers, Inc.	1,426,036	58,538,778
Tootsie Roll Industries, Inc.	186,209	6,915,802
Toro Co.	1,176,657	86,248,958
Transocean Ltd.*	6,347,815	28,374,733
TreeHouse Foods, Inc.*	620,338	34,397,742
Trex Co., Inc.*	644,887	58,639,575
TRI Pointe Group, Inc.*	1,570,234	23,616,319
Trimble, Inc.*	2,779,221	107,861,567

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
Trinity Industries, Inc.	1,129,161	$22,221,888
Trustmark Corp.	710,849	24,247,059
Tyler Technologies, Inc.*	425,874	111,791,925
UGI Corp.	2,306,470	115,946,247
UMB Financial Corp.	476,615	30,779,797
Umpqua Holdings Corp.	2,430,524	40,006,425
United Bankshares, Inc.	1,124,448	42,582,846
United States Steel Corp.	1,884,636	21,767,546
United Therapeutics Corp.*	484,010	38,599,798
Uniti Group, Inc.	2,131,884	16,554,079
Universal Display Corp.	467,961	78,570,652
Urban Edge Properties	1,270,589	25,144,956
Urban Outfitters, Inc.*	778,555	21,869,610
Valley National Bancorp	3,662,283	39,809,016
Valmont Industries, Inc.	238,782	33,056,980
Valvoline, Inc.	2,077,214	45,761,024
Versum Materials, Inc.	1,205,786	63,822,253
ViaSat, Inc.*	635,990	47,902,767
Vishay Intertechnology, Inc.	1,460,838	24,731,987
Visteon Corp.*	308,552	25,467,882
Washington Federal, Inc.	876,417	32,418,665
Watsco, Inc.	359,989	60,902,939
Webster Financial Corp.	1,017,249	47,678,461
Weingarten Realty Investors	1,335,028	38,889,366
Wendy's Co.	2,036,285	40,684,974
Werner Enterprises, Inc.	488,811	17,255,028
West Pharmaceutical Services, Inc.	814,031	115,445,876
WEX, Inc.*	477,663	96,521,362
Williams-Sonoma, Inc.	863,193	58,679,860
Wintrust Financial Corp.	625,725	40,440,607
Woodward, Inc.	621,210	66,985,074
World Fuel Services Corp.	721,677	28,823,779
World Wrestling Entertainment, Inc., Class A	524,971	37,351,687
Worthington Industries, Inc.	409,074	14,747,118
WPX Energy, Inc.*	4,662,334	49,374,117
WR Berkley Corp.	1,597,277	115,371,318
WW International, Inc.*	512,554	19,384,792
Wyndham Destinations, Inc.	1,017,977	46,847,302
Wyndham Hotels & Resorts, Inc.	1,064,391	55,071,590

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Common Stock	Shares	Value
XPO Logistics, Inc.*	1,017,480	$72,821,044
Yelp, Inc.*	713,432	24,791,762
Zebra Technologies Corp., Class A*	597,325	123,269,960
Total Investments (Cost $20,955,970,148)		$19,090,571,204

*  Non-income producing security for the year ended September 30, 2019.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$2,103,881,903	11.01%
Banks	1,275,882,757	6.68%
Insurance	1,115,785,512	5.84%
Retail	959,520,910	5.02%
Healthcare - Products	915,351,489	4.79%
Commercial Services	752,398,390	3.94%
Electronics	710,386,716	3.72%
Software	699,617,687	3.66%
Diversified Financial Services	543,060,460	2.84%
Healthcare - Services	526,011,076	2.75%
Semiconductors	524,081,870	2.75%
Chemicals	507,347,603	2.66%
Transportation	462,445,436	2.42%
Machinery - Diversified	419,158,128	2.19%
Electric	406,934,857	2.13%
Miscellaneous Manufacturing	366,767,581	1.92%
Building Materials	366,270,424	1.92%
Gas	365,019,624	1.91%
Entertainment	359,265,512	1.88%
Food	356,877,799	1.87%
Media	353,339,940	1.85%
Electrical Components & Equipment	349,457,180	1.83%
Computers	311,821,656	1.63%
Oil & Gas	279,435,577	1.47%
Engineering & Construction	264,204,197	1.38%
Iron / Steel	245,308,852	1.28%
Telecommunications	212,970,334	1.12%
Distribution / Wholesale	205,398,988	1.08%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2019

Industry Classification	Value	Percentage
Biotechnology	$197,554,205	1.03%
Lodging	194,601,204	1.02%
Hand / Machine Tools	190,559,558	1.00%
Internet	156,594,140	0.82%
Home Builders	148,673,002	0.78%
Environmental Control	147,351,791	0.77%
Apparel	147,158,307	0.77%
Savings & Loans	142,594,841	0.75%
Housewares	130,533,022	0.68%
Aerospace/Defense	129,293,797	0.68%
Office / Business Equipment	123,269,960	0.65%
Auto Parts & Equipment	120,327,623	0.63%
Packaging & Containers	118,704,989	0.62%
Mining	110,287,586	0.58%
Water	106,772,283	0.56%
Leisure Time	105,131,563	0.55%
Oil & Gas Services	93,647,213	0.49%
Pharmaceuticals	88,015,940	0.46%
Metal Fabricate / Hardware	80,671,944	0.42%
Real Estate	79,082,310	0.41%
Machinery - Construction & Mining	76,000,930	0.40%
Airlines	54,775,046	0.29%
Pipelines	53,880,069	0.28%
Energy - Alternate Sources	48,589,002	0.25%
Household Products / Wares	47,358,427	0.25%
Office Furnishings	46,843,103	0.25%
Toys / Games / Hobbies	43,441,061	0.23%
Home Furnishings	39,233,426	0.21%
Beverages	36,911,523	0.19%
Trucking & Leasing	30,550,774	0.16%
Forest Products & Paper	24,736,903	0.13%
Cosmetics / Personal Care	19,423,204	0.10%
Total Investments	19,090,571,204	99.95%
Other Assets in Excess of Liabilities	9,819,387	0.05%
Net Assets	19,100,390,591	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2019
Assets:
Investments in securities of unaffiliated issuers, at value (cost $20,955,970,148)	$19,090,571,204
Cash	81,248,180
Receivable from securities sold	2,434,500
Dividend receivable	24,380,119
Total Assets	$19,198,634,003
Liabilities:
Distribution payable	$74,622,693
Payable to Sponsor	11,341,941
Payable for securities purchased	5,960,939
Accrued Trustee fees	3,420,967
License fee payable	2,253,019
Other accrued expenses	643,853
Total liabilities	98,243,412
Net Assets	$19,100,390,591
Net assets presented by:
Interest in Unitholders (54,215,547 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$22,029,698,134
Total distributable earnings (loss)	(2,929,307,543)
Net Assets	$19,100,390,591
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	54,215,547
Net asset value per Unit:	$352.30

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2019	2018	2017
Investment Income
Dividend income from unaffiliated issuers	$308,085,941	$314,304,457	$264,562,647
Expenses:
Printing and distributions expenses	18,820,355	22,820,463	19,650,949
Trustee fees and expenses	19,095,862	20,845,627	19,133,742
License fees	5,723,297	6,115,664	5,613,609
Legal fees	144,328	581,803	125,002
Audit fees	107,815	107,474	114,974
Other fees and expenses	111,127	144,674	145,895
Total expenses	44,002,784	50,615,705	44,784,171
Less: voluntary fee reduction by the Trustee (see Note 3)	(1,135,360)	(916,233)	(739,417)
Net expenses	42,867,424	49,699,472	44,044,754
Net Investment Income	$265,218,517	$264,604,985	$220,517,893
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized gains (losses)	$(797,368,830)	$87,954,046	$(137,308,970)
Net realized gains from in-kind redemptions	1,137,026,333	2,107,744,433	1,763,132,843
Net realized gains	339,657,503	2,195,698,479	1,625,823,873
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,363,625,832)	102,693,990	1,033,301,746
Net realized and unrealized gains (losses) on investments	(1,023,968,329)	2,298,392,469	2,659,125,619
Net increase (decrease) in net assets resulting from operations	$(758,749,812)	$2,562,997,454	$2,879,643,512

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2019	2018	2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$265,218,517	$264,604,985	$220,517,893
Net realized gains on investments and in-kind redemptions	339,657,503	2,195,698,479	1,625,823,873
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,363,625,832)	102,693,990	1,033,301,746
Net increase (decrease) in net assets resulting from operations	(758,749,812)	2,562,997,454	2,879,643,512
Net equalization credits and charges (Note 2)	(1,716,018)	1,399,287	—
Distributions to Unitholders	(270,906,411)	(246,170,773)	(239,114,371)
Unitholder Transactions:
Proceeds from subscriptions of Units	15,906,274,321	15,829,281,170	15,346,405,991
Reinvestment of dividends and distributions	601,792	923,251	682,830
Less: Redemptions of Units	(17,243,824,204)	(15,510,413,524)	(16,352,971,553)
Net income equalization (Note 2)	1,716,018	(1,399,287)	—
Increase (decrease) in net assets due to Unitholder transactions	(1,335,232,073)	318,391,610	(1,005,885,732)
Total increase (decrease)	(2,366,604,314)	2,636,617,578	1,634,646,409
Net Assets
Beginning of year	21,466,994,905	18,830,377,327	17,195,730,918
End of year	$19,100,390,591	$21,466,994,905	$18,830,377,327

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$367.34	$326.43	$282.20	$248.94	$249.39
Investment Operations:
Net investment income(1)	4.76	4.55	3.63	3.77	3.34
Net realized and unrealized gain (loss) on investments	(14.91)	40.57	44.56	33.27	(0.28)
Total from investment operations	(10.15)	45.12	48.19	37.04	3.06
Net equalization credits and charges(1)	(0.03)	0.02	—	—	—
Less Distributions from:
Net investment income	(4.86)	(4.23)	(3.96)	(3.78)	(3.51)
Net asset value, end of year	$352.30	$367.34	$326.43	$282.20	$248.94
Total investment return(2)	(2.77)%	13.88%	17.12%	14.97%	1.19%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$19,100,391	$21,466,995	$18,830,377	$17,195,731	$14,234,511
Ratio to average net assets:
Ratio of expenses to average net assets(3)	0.22%	0.24%	0.24%	0.25%	0.25%
Ratio of net investment income to average net assets(3)	1.39%	1.30%	1.18%	1.43%	1.25%
Portfolio turnover rate(4)	19.10%	17.30%	23.45%	24.50%	22.28%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

(3)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.39% and 0.23% for the year ended September 30, 2019, 1.30% and 0.25% for the year ended September 30, 2018, 1.18% and 0.24% for the year ended September 30, 2017, 1.43% and 0.25% for the year ended September 30, 2016, and 1.25% and 0.25% for the year ended September 30, 2015. The Trustee has notified the Trust that the voluntary fee reduction will cease on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee will be 0.08% per annum for net asset value of $30,000,000,001 and above. (See Note 3)

(4)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2019

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$19,090,571,204	$—	$—	$19,090,571,204
Total	$19,090,571,204	$—	$—	$19,090,571,204

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2019, and has determined that no provision for income taxes is necessary for the year ended

September 30, 2019. The tax returns of the Trust's 2016, 2017 and 2018 tax years and the year ended September 30, 2019 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001 and above*	0.10% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the fee will be 0.08% per annum for net asset value of $30,000,000,001 and above.

The Trustee has voluntarily agreed to reduce its fee for the years ended September 30, 2019, 2018 and 2017 as disclosed in the Statements of Operations. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future, and has informed the Trust that the fee reduction will cease on January 31, 2020.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2019, 2018 and 2017 did not exceed 0.30% per annum.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2019		Year Ended September 30, 2018
	Units	Amount	Units	Amount
Units sold	47,200,000	$15,906,274,321	45,550,000	$15,829,281,170
Dividend reinvestment Units issued	1,755	601,792	2,664	923,251
Units redeemed	(51,425,000)	(17,243,824,204)	(44,800,000)	(15,510,413,524)
Net increase/(decrease)	(4,223,245)	$(1,336,948,091)	752,664	$319,790,897

	Year Ended September 30, 2017
	Units	Amount
Units sold	49,975,346	$15,346,405,991
Dividend reinvestment Units issued	2,306	682,830
Units redeemed	(53,225,000)	(16,352,971,553)
Net decrease	(3,247,348)	$(1,005,882,732)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2019, the Trustee earned $1,029,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2019.

At September 30, 2019, the Trustee and its affiliates held $2,522,223,504 or 13.21% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2019, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $15,852,349,500, $17,191,677,579, $3,687,668,459, and $3,656,008,475, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2019. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2019, September 30, 2018 and September 30, 2017, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2019, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$21,132,598,334
Gross unrealized appreciation	$958,803,295
Gross unrealized depreciation	(3,000,830,425)
Net unrealized depreciation	$(2,042,027,130)
Distributable earnings, ordinary income	$67,153,765
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$65,956,156

During the year ended September 30, 2019, the Trust utilized $11,323,453 of capital loss carryforwards. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

At September 30, 2019, the Trust deferred $782,381,598 of capital losses arising subsequent to October 31, 2018. For tax purposes, such losses will be reflected in the year ending September 30, 2020.

As of September 30, 2019, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from REITs. To reflect reclassifications arising from these differences, total distributable earnings (loss) was increased by $856,656,029 and paid-in capital was increased by $856,656,029.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2019, 2018 and 2017, the Trust paid $846,089, $773,337 and $975,074 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed

0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of the SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2019, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2019, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2019 and the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management (the Trustee). Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management (the Trustee), as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2020

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2019 is 100.0%.

For the fiscal year ended September 30, 2019, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2019
(Unaudited)

Total Trust Assets:	$19,198,634,003
Trust Net Assets:	$19,100,390,591
Number of Units:	54,215,547
Fractional Undivided Interest in Trust Represented by each Unit:	1/54,215,547
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$352.30
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trustee has notified the Trust that the voluntary fee reduction will cease on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee will be 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2019

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2019

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	0	0.00%
Between zero and 0.25%	689	54.77%
Bid/Ask Price Equal to NAV	10	0.79%
Between zero and -0.25%	556	44.20%
Less than -0.25%	3	0.24%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/19 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	-2.77%	50.93%	216.58%	1,252.83%
Return Based on Bid/Ask Price	-2.75%	51.03%	217.29%	1,253.48%
S&P MidCap 400 Index	-2.77%	50.96%	216.61%	1,252.90%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	-2.77%	8.58%	12.21%	11.25%
Return Based on Bid/Ask Price	-2.75%	8.60%	12.24%	11.25%
S&P MidCap 400 Index	-2.77%	8.59%	12.22%	11.25%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017